Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and equipment	Dec. 31, 2023
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and equipment [Line Items]
Estimated useful lives	3 years